Roundhill MVP ETF
Schedule of Investments
March 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 98.3%
Apparel — 12.7%
adidas AG (a)	814	$254,671
Asics Corp. (a)	4,400	70,280
NIKE, Inc. - Class B	2,574	342,059
Puma SE (a)	1,584	155,524
Under Armour, Inc. - Class A (b)	6,886	152,594
		975,128
Electronics — 2.9%
Ferrari NV (a)	1,056	221,000

Internet — 52.3% (d)
AFC Ajax NV (a)(b)	1,100	20,453
AS Roma SpA (a)(b)	610,522	203,065
Astralis Group AS (a)(b)	21,494	20,380
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (a)(b)	249,260	250,879
Birmingham Sports Holdings Ltd. (a)(b)	3,080,000	78,045
Borussia Dortmund GmbH & Co. KGaA (a)(b)	71,874	458,267
Dover Motorsports, Inc.	18,502	38,114
Fenerbahce Futbol AS (a)(b)	69,696	255,499
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (a)(b)	318,054	141,806
Juventus Football Club SpA (a)(b)	612,964	565,237
Liberty Media Corp-Liberty Braves - Class A (b)	13,574	377,629
Liberty Media Corp-Liberty Braves - Class C (b)	5,258	149,905
Madison Square Garden Sports Corp. (b)	3,916	702,765
Manchester United PLC - Class A (a)	33,308	524,268
OL Groupe SA (a)(b)	7,260	20,052
Parken Sport & Entertainment AS (a)(b)	1,650	19,556
Societa Sportiva Lazio SpA (a)(b)	29,986	40,881
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS (a)(b)	571,054	145,588
		4,012,389
Leisure Time — 2.4%
Callaway Golf Co. (b)	6,842	183,023

Media — 16.3%
Liberty Media Corp. - Liberty Formula One - Class C (b)	15,950	690,475
MSG Networks, Inc. - Class A (b)	10,098	151,874
Sinclair Broadcast Group, Inc. - Class A	3,278	95,914
World Wrestling Entertainment, Inc. - Class A	5,764	312,755
		1,251,018
Pre-Combination Special Purpose Acquisition Companies — 8.5%
Goal Acquisitions Corp. (b)	12,320	123,816
RedBall Acquisition Corp. - Class A (a)(b)	16,192	161,110
Sports Entertainment Acquisition Corp. - Class A (b)	16,698	163,140
Sports Ventures Acquisition Corp. - Class A (a)(b)	8,338	80,212
SportsTek Acquisition Corp. (b)	12,562	124,866
		653,144

Retail — 1.1%
ANTA Sports Products Ltd. (a)	5,000	81,549

Telecommunications — 2.1%
BCE, Inc. (a)	1,848	83,413
Rogers Communications, Inc. - Class B (a)	1,672	77,091
		160,504
TOTAL COMMON STOCKS (Cost $8,001,766)		7,537,755

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
First American Government Obligations Fund - Class X, 0.04% (c)	138,728	138,728
TOTAL SHORT-TERM INVESTMENTS (Cost - $138,728)		138,728

TOTAL INVESTMENTS — 100.1% (Cost $8,140,494)		7,676,483
Other assets and liabilities, net — (0.1)%		(1,320)
NET ASSETS — 100.0%		$7,675,163

PLC	Public Limited Company
(a)	Foreign issued security, or represents a foreign issued security.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	47.2%
	Cayman Islands	12.1%
	Germany	11.3%
	Italy	10.5%
	Turkey	10.3%
	Netherlands	3.1%
	Canada	2.1%
	Japan	0.9%
	Demark	0.5%
	France	0.3%
	Total Country	98.3%
	SHORT-TERM INVESTMENTS	1.8%
	TOTAL INVESTMENTS	100.1%
	Other assets and liabilities, net	-0.1%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$7,537,755	$-	$-	$7,537,755
Money Market Funds	138,728	-	-	138,728
Total Investments - Assets	$7,676,483	$-	$-	$7,676,483

* See the Schedule of Investments for industry classifications.